United
                    Municipal
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    --------------------------------------------
                    For the fiscal year ended September 30, 1998
MANAGER'S LETTER----------------------------------------------------------------
SEPTEMBER 30, 1998

Dear Shareholder:

This report relates to the operation of United Municipal High Income Fund, Inc. for the fiscal year ended September 30, 1998. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

Interest rates, as measured by the long U.S. Treasury bond, fell from approximately 6.25% to 5.0% over the past fiscal year. Yields on municipal bonds followed this trend, but underperformed somewhat because of an extraordinary shift in preference for safety. This flight to quality left municipals at historically attractive levels versus Treasuries. In late September, the Federal Reserve reduced short term interest rates, which pushed all interest rates lower.

During the year, we kept the Fund fully invested in longer-maturity bonds that would appreciate in value as yields declined. We continually reworked the Fund's portfolio to eliminate lower yielding bonds. We also added inverse floaters, priced to relatively short call dates, as yields on these bonds move in the opposite direction of general interest rates. Buying inverse floaters provides a relatively short duration bond with a yield that actually goes up as short-term interest rates decline.

The strategies and techniques we applied resulted in the Fund's performance exceeding that of the indexes charted on the following page during the fiscal year. Those indexes reflect the performance of securities that generally represent the municipal bond market (the Lehman Brothers Municipal Bond Index) and the universe of funds with similar investment objectives (the Lipper High Yield Municipal Bond Fund Universe Average). We credit the superior performance of the Fund during the fiscal year to active management designed to add value.

Fundamentals for the bond market appear to be favorable heading into the next fiscal year. The economy is showing evidence of slowing, inflation is low and the supply of bonds should shrink. Municipalities and corporations are generally in good financial shape. These are all conditions that should keep bond prices high. We expect to remain fully invested in bonds with slightly longer maturities that should perform well in a declining interest rate environment.

Thank you for your continued confidence.

Respectfully
John M. Holliday
Manager, United Municipal High Income Fund, Inc.

             Comparison of Change in Value of $10,000 Investment in
            United Municipal High Income Fund, Inc. Class A Shares,
                   The Lehman Brothers Municipal Bond Index,
         and The Lipper High Yield Municipal Bond Fund Universe Average

                                              Lipper
                                          High Yield
                      United   Lehman      Municipal
                      MunicipalBrothers         Bond
                      High IncomeMunicipal      Fund
                      Fund,      Bond       Universe
                      Inc.      Index        Average
                      ------------------  ----------
     09/30/88 Purchase$9,575  $10,000        $10,000
     09/30/89         10,665   10,868         10,934
     09/30/90         11,292   11,607         11,482
     09/30/91         12,688   13,137         12,718
     09/30/92         14,093   14,511         13,954
     09/30/93         16,034   16,360         15,679
     09/30/94         16,042   15,961         15,321
     09/30/95         17,748   17,747         16,773
     09/30/96         19,063   18,820         17,767
     09/30/97         21,247   20,519         19,475
     09/30/98         23,346   22,307         21,089

     ==== United Municipal High Income Fund, Class A*-- $23,346
     ++++ Lehman Brothers Municipal Bond Index  -- $22,307
     ---- Lipper High Yield Municipal Bond Fund Universe Average - $21,089

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Average Annual Total Return
                    Class A+
         --------------------

Year Ended
   9/30/98          5.21%
5 Years Ended
   9/30/98          6.87%
10 Years Ended
   9/30/98          8.85%

+Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY-------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium- and lower-rated
                                        categories as classified by recognized
                                        rating agencies.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY
          PER SHARE DATA
For the Fiscal Year Ended September 30, 1998
--------------------------------------------
DIVIDENDS PAID                 $0.32
                               =====

CAPITAL GAINS DISTRIBUTION     $0.07
                               =====

NET ASSET VALUE ON
   9/30/98  $5.69 adjusted to: $5.76(A)
   9/30/97                      5.55
                               -----
CHANGE PER SHARE               $0.21
                               =====

(A)This number includes the capital gains distribution of $0.07 paid in December 1997 added to the actual net asset value on September 30, 1998.

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With       Without
Period                                 Sales Load* Sales Load**
------                                 ----------- ------------
 1-year period ended 9-30-98              5.21%        9.88%
 5-year period ended 9-30-98              6.87%        7.80%
10-year period ended 9-30-98              8.85%        9.32%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS
On September 30, 1998, United Municipal High Income Fund, Inc. had net assets totaling $522,195,119 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 1998, your Fund owned:

 $21.15  Life Care/Nursing Center Revenue Bonds
  19.41  Other Municipal Bonds
  12.36  Industrial Development Revenue Bonds
  10.50  Hospital Revenue Bonds
   7.55  Housing Revenue Bonds
   6.59  Airport Revenue Bonds
   4.44  Resource Recovery Bonds
   3.88  Water and Sewer Revenue Bonds
   3.27  Cash and Cash Equivalents
   3.27  Prerefunded ETM Bonds
   3.27  Transportation Revenue Bonds
   2.53  General Obligation Bonds
   1.78  Lease/Certificates of Participation Bonds


                    1998 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 42,350  $      0- 25,350          15%  5.88  7.06  8.24  9.41

$ 42,351-102,300  $ 25,351- 61,400          28%  6.94  8.33  9.72 11.11

$102,301-155,950  $ 61,401-128,100          31%  7.25  8.70 10.14 11.59

$155,951-278,450  $128,101-278,450          36%  7.81  9.38 10.94 12.50

$278,451 and above$278,451 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 0.41%
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................    $1,000 $  1,081,250
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,039,410
   Total .................................              2,120,660

ALASKA - 0.73%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-2016 ......................     2,000    2,160,000
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,633,125
   Total .................................              3,793,125

ARIZONA - 1.58%
 The Industrial Development Authority of the
   County of Gila, Arizona, Environmental
   Revenue Refunding Bonds (ASARCO Incorporated
   Project), Series 1998,
   5.55%, 1-1-2027 .......................     4,750    4,833,125
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    3,395,112
   Total .................................              8,228,237

ARKANSAS - 0.31%
 City of Little Rock, Arkansas, Capital
   Improvement Revenue Bonds (Parks and
   Recreation Projects), Series 1998A,
   5.8%, 1-1-2023 ........................     1,600    1,614,000



                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA - 7.53%
 California Statewide Communities Development
   Authority:
   Special Facilities Lease Revenue Bonds, 1997
   Series A (United Air Lines, Inc. - San Francisco
   International Airport Projects),
   5.7%, 10-1-2033 .......................   $ 8,000 $  8,330,000
   Hospital Refunding Revenue Certificates
   of Participation, Series 1993, Cedars-Sinai
   Medical Center, Inverse Floating Rate Security,
   7.068%, 11-1-2015 (A) .................     4,000    4,195,000
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (B) ....................    11,925   10,195,875
 Hi-Desert Memorial Hospital District,
   Revenue Bonds, Series 1994A,
   8.0%, 10-1-2019 .......................     3,000    3,720,000
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-2026 .......................     3,000    3,120,000
 Transmission Agency of Northern California,
   California-Oregon Transmission Project,
   Revenue Refunding Bonds, 1993 Series A,
   INFLOS,
   6.782%, 4-29-2024 (A) .................     2,500    2,728,125
 San Joaquin Hills Transportation Corridor
   Agency (Orange County, California),
   Senior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2011 (B) ....................     2,500    2,621,875
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,651,875
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-2016 .......................     1,500    1,606,875
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,168,750
   Total .................................             39,338,375


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 5.97%
 Colorado Housing and Finance Authority,
   Single Family Program Bonds:
   1998 Series A-2 Senior Bonds (AMT),
   6.6%, 5-1-2028 ........................   $ 2,500 $  2,803,125
   1997 Series B-2, Senior Bonds (AMT),
   7.0%, 5-1-2026 ........................     2,250    2,539,688
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-2017 .....................     3,070    3,089,188
   Series 1997,
   7.125%, 12-1-2016 .....................     2,000    2,070,000
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     4,000    4,125,000
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,575,225
   7.875%, 3-1-2019 ......................       815      870,012
 Colorado Health Facilities Authority:
   Revenue Bonds (National Jewish Medical
   and Research Center Project),
   Series 1998,
   5.375%, 1-1-2028 ......................     2,000    1,987,500
   Hospital Revenue Bonds (Steamboat Springs
   Health Care Association Project),
   Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,025,000
 Parker Jordan Metropolitan District,
   Arapahoe County, Colorado, General
   Obligation Bonds, Series 1998B,
   6.1%, 12-1-2017 .......................     1,935    1,910,813
 Pitkin County, Colorado, Lease Purchase
   Agreement, Certificates of Participation
   (County Administration Building Project),
   Series 1991,
   7.4%, 10-1-2011 .......................     1,500    1,635,000
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado, General Obligation
   Bonds, Series 1998A,
   5.25%, 12-1-2018 ......................     1,500    1,520,625

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 City of Black Hawk, Colorado, Device Tax
   Revenue Bonds, Series 1998,
   5.625%, 12-1-2021 .....................   $ 1,250 $  1,242,187
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-2015 .......................     1,095    1,156,594
 Eaglebend Affordable Housing Corporation,
   Multifamily Housing Project Revenue
   Refunding Bonds, Series 1997A,
   6.45%, 7-1-2021 .......................     1,000    1,070,000
 Town of Erie, Colorado (In Boulder and
   Weld Counties), Water Enterprise
   Revenue Bonds, Series 1997B,
   6.125%, 12-1-2021 .....................     1,000    1,050,000
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................       465      519,638
   Total .................................             31,189,595

CONNECTICUT - 2.19%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     5,250    5,341,875
 State of Connecticut Health and
   Education Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series A (Fixed Rate),
   6.875%, 7-1-2027 ......................     2,400    2,541,000
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-2028 .......................     2,500    2,528,125
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Refunding Bonds (Church Homes,
   Inc., Congregational Avery Heights
   Project - 1997 Series),
   5.8%, 4-1-2021 ........................     1,000    1,030,000
   Total .................................             11,441,000

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.07%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................   $ 3,000 $  3,375,000
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,200,000
   Total .................................              5,575,000

FLORIDA - 5.10%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     6,850    7,261,000
 St. Johns County Industrial Development
   Authority (Florida):
   Health Care Revenue Bonds, Tax Exempt
   Series 1997A (Bayview Project),
   7.1%, 10-1-2026 .......................     4,000    4,380,000
   Industrial Development Revenue Bonds,
   Series 1997A (Professional Golf Hall of
   Fame Project),
   5.5%, 3-1-2017 ........................     1,000    1,066,250
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-2021 .......................     4,000    4,415,000
   Series 1995C,
   7.5%, 5-1-2021 ........................       500      547,500
 Sarasota County (Florida) Health Facilities
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-2025 ........................     3,000    3,180,000
 Housing Finance Authority of Broward
   County, Florida, Multifamily Housing
   Revenue Bonds:
   Pembroke Park Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,385    1,400,581
   Stirling Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,000    1,011,250

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................   $ 1,900 $  2,063,875
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................     1,270    1,309,878
   Total .................................             26,635,334

GEORGIA - 1.34%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-2016 ......................     5,000    5,243,750
 Development Authority of Fulton County
   (Georgia), Special Facilities Revenue Bonds
   (Delta Air Lines, Inc. Project), Series 1998,
   5.5%, 5-1-2033 ........................     1,750    1,752,187
   Total .................................              6,995,937

HAWAII - 0.57%
 Department of Transportation of the State
   of Hawaii, Special Facility Revenue Bonds
   (Continental Airlines, Inc.), Series 1997,
   5.625%, 11-15-2027 ....................     3,000    3,000,000

IDAHO - 0.48%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   8.25%, 2-15-2021 (A) ..................     2,000    2,490,000




                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS - 3.55%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds, Series
   1995A (Fairview Obligated Group),
   7.125%, 8-15-2017 .....................   $ 3,525 $  3,881,906
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-2024 .......................     2,200    2,164,250
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................     2,640    2,940,300
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,628,125
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,217,500
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................     1,750    1,955,625
 Village of Carol Stream, DuPage County,
   Illinois, First Mortgage Revenue
   Refunding Bonds, Series 1997 (Windsor
   Park Manor Project),
   7.0%, 12-1-2013 .......................     1,500    1,578,750
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,182,650
   Total .................................             18,549,106


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 3.57%
 Indiana Health Facility Financing Authority:
   Revenue Refunding Bonds, Series 1998
   (Greenwood Village South Project),
   5.625%, 5-15-2028 .....................   $ 4,100 $  4,079,500
   Hospital Revenue Refunding Bonds, Series 1998
   (Jackson County Schneck Memorial Hospital Project),
   5.25%, 2-15-2022 ......................     1,600    1,600,000
   Hospital Revenue Refunding Bonds, Series 1996
   (Hancock Memorial Hospital and Health Services),
   6.125%, 8-15-2017 .....................     1,250    1,342,187
   Hospital Revenue Bonds, Series 1992
   (Fayette Memorial Hospital Project),
   7.2%, 10-1-2022 .......................     1,000    1,085,000
 Indianapolis Airport Authority, Special
   Facilities Revenue Bonds,
   Series 1995 A, United Air Lines, Inc.,
   Indianapolis Maintenance Center Project,
   6.5%, 11-15-2031 ......................     6,000    6,540,000
 City of Goshen, Indiana, Revenue Bonds,
   Series 1998 (Greencroft Obligated Group),
   5.75%, 8-15-2028 ......................     2,000    1,970,000
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,450    1,620,375
 Indiana Housing Finance Authority, Residential
   Mortgage Bonds, 1988 Series R-A,
   0.0%, 1-1-2013 ........................     1,315      391,213
   Total .................................             18,628,275

IOWA - 2.43%
 City of Creston, Iowa, Industrial Development
   Revenue Bonds, Series 1997A (CF Processing,
   L.C. Project),
   8.0%, 8-1-2026 ........................     5,000    5,187,500
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-2028 ......................     5,000    4,931,250
 Iowa Finance Authority, Community Rehabilitation
   Providers Revenue Bonds (Lutheran Children's
   Home Society - Bremwood Project), Series 1998,
   5.8%, 12-1-2024 .......................     2,545    2,560,906
   Total .................................             12,679,656
                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS - 1.94%
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-2028 .......................   $ 4,000 $  3,895,000
 Kansas Development Finance Authority,
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................     2,790    2,988,788
 City of Prairie Village, Kansas, Revenue Bonds,
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-2023 ......................     1,000    1,108,750
   8.5%, 8-15-2004 .......................       890      989,013
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1997 Series A-1 (AMT),
   5.5%, 6-1-2029 ........................     1,000    1,141,250
   Total .................................             10,122,801

KENTUCKY - 1.05%
 Kentucky Economic Development Finance Authority,
   Health Care Facilities Revenue Bonds, Series
   1998 (The Christian Church Homes of Kentucky,
   Inc. Obligated Group),
   5.5%, 11-15-2030 ......................     4,425    4,413,937
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,093,750
   Total .................................              5,507,687

LOUISIANA - 1.18%
 Louisiana Public Facilities Authority,
   Hospital Revenue and Refunding Bonds
   (Pendleton Memorial Methodist Hospital
   Project), Series 1998,
   5.25%, 6-1-2028 .......................     3,000    2,868,750
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................     2,000    2,215,000

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................   $ 3,300 $  1,093,125
   Total .................................              6,176,875

MAINE - 0.57%
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-2020 ......................     2,810    2,957,525

MARYLAND - 0.69%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-2009 .....................     3,250    3,579,062

MASSACHUSETTS - 7.63%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................     9,945   11,411,888
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     4,800    5,400,000
   Revenue Bonds, Glenmeadow Retirement
   Community Project, Series 1996C:
   8.625%, 2-15-2026 .....................     2,200    2,868,250
   8.375%, 2-15-2018 .....................     1,260    1,622,250
   Resource Recovery Revenue Refunding Bonds
   (Ogden Haverhill Project),
   Series 1998A Bonds,
   5.6%, 12-1-2019 .......................     2,500    2,525,000
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,415    1,503,437
 Massachusetts Municipal Wholesale Electric
   Company, Power Supply System Revenue Bonds,
   1993 Series A INFLOS,
   6.966%, 7-1-2018 (A) ..................     8,000    8,750,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Massachusetts Health and Educational
   Facilities Authority, Revenue Bonds,
   Beth Israel Hospital Issue, Series G-4,
   Inverse Floating Rate Securities,
   8.471%, 7-1-2025 (A) ..................   $ 5,000 $  5,756,250
   Total .................................             39,837,075

MICHIGAN - 0.24%
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B
   (Hurley Medical Center),
   5.375%, 7-1-2028 ......................     1,250    1,264,062

MISSISSIPPI - 0.47%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.25%, 4-1-2022 (A) ...................     2,000    2,472,500

MISSOURI - 5.99%
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................     4,340    4,779,425
   8.25%, 4-1-2002 .......................       445      477,819
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-2016 ........................     2,965    3,268,913
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project),
   Series 1998,
   6.25%, 4-1-2030 .......................     1,750    1,765,312
 The Industrial Development Authority of the
   City of Bridgeton, Missouri, Senior Housing
   Revenue Bonds (The Sarah Community Project),
   Series 1998,
   5.9%, 5-1-2028 ........................     5,000    5,012,500


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of the
   County of Taney, Missouri, Hospital Revenue
   Bonds (The Skaggs Community Hospital
   Association), Series 1998,
   5.4%, 5-15-2028 .......................   $ 2,860 $  2,910,050
 The Industrial Development Authority of the
   City of Bolivar, Missouri, Health
   Facility Refunding and Improvement
   Revenue Bonds (Citizens Memorial Health
   Care Foundation), Series 1998:
   5.75%, 7-1-2017 .......................     1,215    1,208,925
   5.625%, 7-1-2010 ......................     1,095    1,090,894
 The Industrial Development Authority of
   St. Joseph, Missouri, Multifamily Housing
   Revenue Bonds (Hillcrest Village Apartments
   Project), Series 1998A,
   6.375%, 9-1-2028 ......................     2,250    2,258,437
 Health and Educational Facilities Authority
   of the State of Missouri, Educational
   Facilities Revenue Bonds (Southwest Baptist
   University Project), Series 1998,
   5.375%, 10-1-2023 .....................     2,100    2,155,125
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................     2,000    2,145,000
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................     1,500    1,653,750
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,060    1,070,240

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................   $   900 $    979,875
 Certificates of Participation, Series 1998A,
   City of Lake Saint Louis, Missouri, Lessee,
   6.25%, 6-1-2005 .......................       500      504,375
   Total .................................             31,280,640

NEVADA - 0.52%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-2006 .......................     2,640    2,732,400

NEW HAMPSHIRE - 1.74%
 New Hampshire Higher Educational and Health
   Facilities Authority:
   First Mortgage Revenue Bonds,
   RiverMead at Peterborough Issue,
   Series 1994,
   8.5%, 7-1-2024 ........................     4,110    5,086,125
   Hospital Revenue Bonds, St. Joseph
   Hospital Issue, Series 1991,
   7.5%, 1-1-2016 ........................     1,000    1,076,250
   Revenue Bonds, RiverWoods at Exeter
   Issue, Series 1997A,
   6.5%, 3-1-2023 ........................     1,000    1,047,500
   Revenue Bonds, RiverMead at Peterborough
   Issue, Series 1998,
   5.75%, 7-1-2028 .......................       665      668,325
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,610    1,193,413
   Total .................................              9,071,613



                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998
                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY - 2.08%
 New Jersey Economic Development Authority:
   Senior Mortgage Revenue Bonds, Arbor
   Glen of Bridgewater Project - Series
   1996A Bonds,
   8.75%, 5-15-2026 ......................   $ 3,525 $  4,207,969
   First Mortgage Revenue Fixed Rate Bonds,
   Winchester Gardens at Ward Homestead
   Project - Series 1996A,
   8.625%, 11-1-2025 .....................     3,000    3,483,750
 New Jersey Economic Development Authority,
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth),
   Series 1998A:
   6.357%, 4-1-2018 ......................     2,385    2,399,906
   0.0%, 4-1-2011 ........................     1,740      787,350
   Total .................................             10,878,975

NEW MEXICO - 1.58%
 New Mexico Educational Assistance Foundation:
   Student Loan Purchase Bonds, Second Subordinate
   1994 Series II-C (AMT),
   6.0%, 12-1-2008 .......................     2,460    2,543,025
   Education Loan Bonds, Second Subordinate
   Series 1998C-1,
   5.5%, 11-1-2010 .......................     2,000    1,995,000
 City of Santa Fe, New Mexico, Industrial
   Revenue Housing Refunding Bonds (Ponce
   de Leon Limited Partnership Project),
   Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,718,750
   Total .................................              8,256,775

NEW YORK - 1.99%
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     4,035    4,282,144
 New York City Industrial Development Agency,
   Industrial Development Revenue Bonds
   (Brooklyn Navy Yard Cogeneration Partners,
   L.P. Project), Series 1997,
   5.75%, 10-1-2036 ......................     3,000    3,108,750
 New York City Municipal Water Finance Authority,
   Water and Sewer System Revenue Bonds, Inverse
   Rate Securities, Fiscal 1994 Series E,
   6.779%, 6-15-2012 (A) .................     2,750    3,011,250
   Total..................................             10,402,144
                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH CAROLINA - 0.84%
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-2029 ........................   $ 2,250 $  2,317,500
 City of Charlotte, North Carolina, Charlotte/
   Douglas International Airport, Special
   Facility Refunding Revenue Bonds, Series 1998
   (US Airways, Inc. Project),
   5.6%, 7-1-2027 ........................     2,075    2,077,594
   Total .................................              4,395,094

NORTH DAKOTA - 0.69%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-2034 ......................     2,000    2,045,000
   6.375%, 12-1-2034 .....................     1,500    1,537,500
   Total .................................              3,582,500

OHIO - 1.96%
 Ohio Water Development Authority, State of
   Ohio, Solid Waste Disposal Revenue Bonds
   (Bay Shore Power Project), Tax-Exempt
   Series 1998 A,
   5.875%, 9-1-2020 ......................     4,000    4,065,000
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-2029 .....................     4,000    4,000,000
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 7-1-2015 ......................     2,000    2,177,500
   Total .................................             10,242,500

OKLAHOMA - 2.65%
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................     2,685    2,987,062
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,729,500


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 (C) ..................   $ 1,230 $    861,000
   10.125%, 9-1-2006 (C) .................       525      367,500
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      930,729
   10.125%, 9-1-2006 .....................       430      442,229
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................     2,025    2,207,250
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................     1,600    1,764,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,558,269
   Total .................................             13,847,539

OREGON - 1.35%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,893,750
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-2021 ........................     3,000    3,138,750
   Total .................................              7,032,500

PENNSYLVANIA - 3.02%
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds
   (Riddle Village Project),
   Series 1994,
   8.25%, 6-1-2022 .......................     4,000    4,900,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-2027........................   $ 3,500 $  3,745,000
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,865    3,133,594
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-2016 ......................     2,000    2,155,000
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................     1,725    1,811,250
   Total .................................             15,744,844

RHODE ISLAND - 0.42%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-2016 .......................     2,000    2,212,500

SOUTH CAROLINA - 2.45%
 South Carolina Jobs - Economic Development
   Authority, Solid Waste Recycling Facilities
   Revenue Bonds (Santee River Rubber Project),
   Tax-Exempt Series 1998A,
   8.0%, 12-1-2014 .......................     4,000    4,030,000
 Connector 2000 Association, Inc., Toll Road
   Revenue Bonds (Southern Connector Project,
   Greenville, South Carolina):
   Senior Capital Appreciation Bonds, Series 1998B,
   0.0%, 1-1-2035 ........................    17,000    2,103,750
   Senior Current Interest Bonds, Series 1998A,
   5.25%, 1-1-2023 .......................     2,000    1,872,500
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-2018 ........................     2,530    2,612,225

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
SOUTH CAROLINA (Continued)
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................   $ 2,000 $  2,190,000
   Total .................................             12,808,475

SOUTH DAKOTA - 0.40%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................     2,000    2,092,500

TENNESSEE - 1.50%
 The Health, Educational and Housing Facility
   Board of the County of Shelby, Tennessee,
   Health Care Facilities Revenue Bonds,
   Series 1997A (Kirby Pines Retirement
   Community Project),
   6.375%, 11-15-2025 ....................     2,100    2,186,625
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................     2,000    2,167,500
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Revenue
   Refunding Bonds, Series 1998 (The
   Blakeford at Green Hills),
   5.65%, 7-1-2024 .......................     2,000    1,990,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE (Continued)
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-2016 ........................   $ 1,400 $  1,512,000
   Total .................................              7,856,125

TEXAS - 4.34%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   American Airlines, Inc. Project,
   Series 1991,
   7.0%, 12-1-2011 .......................     4,700    5,663,500
   Federal Express Corporation Project,
   Series 1996,
   6.375%, 4-1-2021 ......................     4,000    4,355,000
 Gulf Coast Waste Disposal Authority, Waste
   Disposal Revenue Bonds (Valero Energy
   Corporation Project), Series 1998,
   5.6%, 4-1-2032 ........................     3,490    3,529,263
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-2010 .......................     2,955    3,036,262
 City of Houston, Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-2020 ......................     2,305    2,385,675
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2027 .....................     2,000    2,085,000


                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Tyler Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (East Texas Medical Center Regional
   Healthcare System Project),
   Series 1993B,
   6.75%, 11-1-2025 ......................   $ 1,500 $  1,625,625
   Total .................................             22,680,325

UTAH - 4.92%
 Tooele County, Utah, Hazardous Waste
   Treatment Revenue Bonds (Union Pacific
   Corporation/USPCI, Inc. Project),
   Series A,
   5.7%, 11-1-2026 .......................    15,000   15,187,500
 IPA (a political subdivision of the State of
   Utah), Power Supply Revenue Refunding Bonds,
   1993 Series A, Inverse Floating Rate
   Securities,
   7.266%, 7-1-2021 (A) ..................     5,950    6,448,312
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-2027 ......................     2,440    2,568,100
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 (C) ...................     2,500    1,500,000
   Total .................................             25,703,912

VERMONT - 1.52%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A:
   8.75%, 4-1-2023 .......................     4,465    5,073,356
   8.75%, 3-1-2023 .......................     2,500    2,840,625
   Total .................................              7,913,981

VIRGIN ISLANDS - 0.49%
 Virgin Islands Public Finance Authority
   Revenue and Refunding Bonds (Virgin
   Islands Matching Fund Loan Notes),
   Series 1998 A (Senior Lien/Refunding):
   5.625%, 10-1-2025 .....................     1,500    1,546,875
   5.5%, 10-1-2018 .......................     1,000    1,025,000
   Total .................................              2,571,875

                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VIRGINIA - 1.86%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility
   Revenue Bonds, Series 1996 (1016 Limited
   Partnership-Sussex Apartments Project),
   8.0%, 9-1-2026 ........................   $ 3,495 $  3,661,013
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-2036 .......................     3,000    3,123,750
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-2018 .......................     9,000    2,925,000
   Total .................................              9,709,763

WASHINGTON - 1.19%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-2016 ......................     3,790    3,794,737
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-2036 ......................     1,142    1,343,278
 Pilchuck Development Public Corporation
   (State of Washington), Special Facilities
   Airport Revenue Bonds, Series 1993
   (TRAMCO, INC. Project),
   6.0%, 8-1-2023 ........................     1,000    1,050,000
   Total .................................              6,188,015

WEST VIRGINIA - 0.32%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................     1,500    1,651,875



                See Notes to Schedule of Investments on page 26.

THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WISCONSIN - 2.11%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-2025 .......................   $ 4,500 $  5,096,250
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-2015 ......................     3,400    3,905,750
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-2021 .....................     1,910    2,005,500
   Total .................................             11,007,500

WYOMING - 0.20%
 Teton County Hospital District (St. John's
   Hospital and Living Center), Jackson Hole,
   Wyoming, Hospital Refunding and Improvement
   Revenue Bonds, Series 1998,
   5.8%, 12-1-2017 .......................     1,000    1,041,250

TOTAL MUNICIPAL BONDS - 96.73%                       $505,101,507
 (Cost: $469,171,706)

TOTAL SHORT-TERM SECURITIES - 1.53%                  $  8,001,584
 (Cost: $8,001,584)

TOTAL INVESTMENT SECURITIES - 98.26%                 $513,103,091
 (Cost: $477,173,290)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.74%       9,092,028

NET ASSETS - 100.00%                                 $522,195,119

                See Notes to Schedule of Investments on page 26.

<PGAE>
THE INVESTMENTS OFUNITED MUNICIPAL HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998


Notes to Schedule of Investments

(A) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1998.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.


(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities - at value
   (Notes 1 and 3) .................................     $513,103
 Cash  .............................................        2,500
 Receivables:
   Interest ........................................        8,854
   Investment securities sold ......................        1,655
   Fund shares sold ................................          487
 Prepaid insurance premium  ........................           12
                                                         --------
    Total assets  ..................................      526,611
                                                         --------
Liabilities
 Payable for investment securities purchased  ......        2,500
 Payable to Fund shareholders  .....................        1,374
 Dividends payable  ................................          399
 Accrued service fee (Note 2)  .....................           92
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................           32
 Accrued management fee (Note 2)  ..................            7
 Accrued accounting services fee (Note 2)  .........            5
 Accrued distribution fee (Note 2)  ................            1
 Other  ............................................            6
                                                         --------
    Total liabilities  .............................        4,416
                                                         --------
      Total net assets .............................     $522,195
                                                         ========
Net Assets
 $1.00 par value capital stock, authorized --
   100,000; shares outstanding -- 91,701
   Capital stock ...................................     $ 91,701
   Additional paid-in capital ......................      383,028
 Accumulated undistributed income:
   Accumulated undistributed net realized
    gain on investment transactions  ...............       11,536
   Net unrealized appreciation in value of
    investments  ...................................       35,930
                                                         --------
    Net assets applicable to outstanding
      units of capital .............................     $522,195
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.69
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.STATEMENT OF OPERATIONS
For the Fiscal Year Ended SEPTEMBER 30, 1998
(In Thousands)

Investment Income
 Interest and amortization (Note 1B)  ..............      $32,609
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        2,461
   Service fee .....................................          991
   Transfer agency and dividend disbursing .........          374
   Accounting services fee .........................           60
   Custodian fees ..................................           25
   Audit fees ......................................           16
   Distribution fees ...............................            6
   Legal fees ......................................            5
   Other ...........................................          152
                                                          -------
    Total expenses  ................................        4,090
                                                          -------
      Net investment income ........................       28,519
                                                          -------
Realized and Unrealized Gain on Investments
 (Notes 1 and 3)
 Realized net gain on investments  .................       12,638
 Unrealized appreciation in value of
   investments during the period ...................        5,793
                                                          -------
   Net gain on investments .........................       18,431
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $46,950
                                                          =======


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.STATEMENT OF CHANGES IN NET ASSETS (Dollars In Thousands)
                                           For the fiscal year
                                            ended September 30,
                                      -----------------------------
                                             1998        1997
Increase in Net Assets                --------------   ------------
 Operations:
   Net investment income ...............    $ 28,519     $ 26,384
   Realized net gain on
    investments  .......................      12,638        6,520
   Unrealized appreciation .............       5,793       13,764
                                            --------     --------
    Net increase in net assets
      resulting from operations ........      46,950       46,668
                                            --------     --------
 Distributions to shareholders from (Note 1D):*
   Net investment income ...............     (28,519)     (26,384)
   Realized net gains on investment
    transactions  ......................      (6,027)      (1,102)
                                            --------     --------
                                             (34,546)     (27,486)
                                            --------     --------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (11,013,539 and 14,043,014
      shares, respectively) ............      62,198       76,429
    Class Y (3,493 and 0 shares,
      respectively) ....................          20          ---
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution:
    Class A (4,977,786 and 4,105,285
      shares, respectively) ............      27,654       22,249
    Class Y (15 and 0 shares,
      respectively) ....................         ---          ---
   Payments for shares redeemed:
    Class A (9,576,509 and 8,115,149
      shares, respectively) ............     (53,817)     (43,928)
    Class Y (3,508 and 0 shares,
      respectively) ....................         (20)         ---
                                            --------     --------
    Net increase in net assets
      resulting from capital
      share transactions ...............      36,035       54,750
                                            --------     --------
      Total increase ...................      48,439       73,932
Net Assets
 Beginning of period  ..................     473,756      399,824
                                            --------     --------
 End of period  ........................    $522,195     $473,756
                                            ========     ========
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====
                 *See "Financial Highlights" on pages 30 - 31.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                                  For the fiscal year ended
                                         September 30,
                             ------------------------------------
                               1998   1997    1996   1995    1994
                            ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........          $5.55  $5.31   $5.27  $5.12   $5.53
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........            .32    .34     .34    .35     .34
 Net realized and
   unrealized gain
   (loss) on
   investments .....            .21    .25     .04    .17   (0.34)
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......            .53    .59     .38    .52    0.00
                              -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income          (0.32) (0.34)  (0.34) (0.35)  (0.34)
 From capital gains           (0.07) (0.01)  (0.00) (0.00)  (0.07)
 In excess
   of capital gains.          (0.00) (0.00)  (0.00) (0.02)  (0.00)
                              -----  -----   -----  -----   -----
Total distributions.          (0.39) (0.35)  (0.34) (0.37)  (0.41)
                              -----  -----   -----  -----   -----
Net asset value, end
 of period  ........          $5.69  $5.55   $5.31  $5.27   $5.12
                              =====  =====   =====  =====   =====
Total return* ......           9.88% 11.45%   7.40% 10.63%   0.05%
Net assets, end
 of period (in
 millions) .........           $522   $474    $400   $383    $345
Ratio of expenses to
 average net
 assets  ...........           0.82%  0.78%   0.81%  0.76%   0.76%
Ratio of net investment
 income to average
 net assets  .......           5.72%  6.19%   6.41%  6.75%   6.39%
Portfolio turnover
 rate  .............          35.16% 19.47%  26.91% 19.07%  26.26%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout the Period:

                        For the period
                        from July 1, 1998*
                        to August 25, 1998
                        -------------------
Net asset value,
 beginning of
 period  ...........          $5.64
                              -----
Income from investment
 operations:
 Net investment
   income...........           0.05
 Net realized and
   unrealized gain on
   investments .....           0.01
                              -----
Total from investment
 operations  .......           0.06
Less distributions
 declared from net
 investment income            (0.05)
                              -----
Net asset value, end
 of period  ........          $5.65
                              =====
Total return .......           1.07%
Net assets, end
 of period (000
 omitted) ..........             $0
Ratio of expenses to
 average net
 assets  ...........           0.61%**
Ratio of net investment
 income to average
 net assets  .......           5.99%**
Portfolio turnover
 rate  .............          35.16%**

*Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table.
**Annualized.
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income which is not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.9 billion of combined net assets at September 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between

$2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $1,691,251 out of which W&R paid sales commissions of $978,031 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $17,478, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $194,695,718, while proceeds from maturities and sales aggregated $172,055,386. Purchases of short-term securities aggregated $241,461,705, while proceeds from maturities and sales aggregated $240,009,290.

No U.S. Government securities were bought or sold during the period ended September 30, 1998.

     For Federal income tax purposes, cost of investments owned at September 30, 1998 was $477,286,097, resulting in net unrealized appreciation of $35,816,994, of which $37,380,404 related to appreciated securities and $1,563,410 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $12,280,208 during its fiscal year ended September 30, 1998, of which a portion was paid to shareholders during the period ended September 30, 1998. Remaining net capital gains will be distributed to the Fund's shareholders.


NOTE 5 -- Multiclass Operations

     On January 30, 1996, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders,
United Municipal High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the "Fund") as of September 30, 1998, and the related statements of operations for the fiscal year then ended and changes in net assets for each of the fiscal years in the two-year period then ended, and the financial highlights for each of the fiscal periods in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
Kansas City, Missouri
November 6, 1998

INCOME TAX INFORMATION
Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1998:

                             PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
            -------------------------------------------------------------------------
                       For Individuals                            For Corporations
             ---------------------------------------  -------------------------------
 Record      Ordinary Long-Term Capital Gain  Exempt        Non-   Long-Term   Exempt
  Date         Income  28% Rate   20% Rate  Interest  Qualifying CapitalGain Interest
------------ -------- ---------  ---------  --------  ---------- ----------- --------
October
  through
  December
  1997        1.4300%      ---%       ---%  98.5700%     1.4300%       ---%  98.5700%
December 1997 1.8341%  56.8381%   41.3278%      ---%     1.8341%   98.1659%      ---%
January
  through
  September
  1998        1.3151%      ---%       ---%  98.6849%     1.3151%        ---% 98.6849%

NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

The actual taxable amounts of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORSKeith A. Tucker, Overland Park, Kansas, Chairman of the Board James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Mission Hills, Kansas
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer



This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

The United Group of Mutual Funds
United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.



FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1014A(9-98)

printed on recycled paper